Consolidated statements of changes in equity - USD ($) $ in Thousands	Share capital Common share IPO	Share capital Common share Over-Allotment Option	Share capital Common share	Share premium Series A Preference Shares	Share premium Series B Preference Shares	Share premium Series C Preference Shares	Equity-settled employee benefits reserve	Foreign currency translation reserve	Additional paid-in capital IPO	Additional paid-in capital Over-Allotment Option	Additional paid-in capital	Accumulated deficit	Series A Preference Shares	Series B Preference Shares	Series C Preference Shares	IPO	Over-Allotment Option	Total
Beginning Balance at Dec. 31, 2020				$ 722	$ 18,340	$ 22,026	$ 922	$ (581)				$ (33,807)						$ 7,622
Beginning Balance (in shares) at Dec. 31, 2020			281,775										1,037,595	3,899,766	4,133,805
Loss for period												(42,355)						(42,355)
Share split			$ 1,308	(143)	(536)	(589)					$ (40)
Issuance of stock	$ 947	$ 61	1,425			60,373			$ 87,779	$ 5,877						$ 88,726	$ 5,939	61,798
Issuance of stock (in shares)	6,700,000	425,712													9,945,221
Series A Preferred and common shares repurchase			$ (122)	(400)							(4,760)							(5,282)
Series A Preferred and common shares repurchase (in shares)			(165,750)										(718,250)
Conversion of preference shares				$ (179)	$ (17,804)	$ (81,810)					99,793
Conversion of preference shares (in shares)			18,298,137										(319,345)	(3,899,766)	(14,079,026)
Issuance of VUmc common stock			$ 34								3,621							$ 3,655
Issuance of VUmc common stock (in shares)			235,664															235,664
Share-based compensation expense							3,907											$ 3,907
Foreign currency translation adjustment								(5,642)										(5,642)
Ending balance at Dec. 31, 2021			$ 3,653				4,829	(6,223)			192,270	(76,162)						118,367
Ending balance (in shares) at Dec. 31, 2021			25,775,538
Loss for period												(31,907)						(31,907)
Option exercises			$ 3								12							$ 15
Option exercises (in shares)			22,197															22,197
Issuance of VUmc common stock			$ 59								2,142							$ 2,201
Issuance of VUmc common stock (in shares)			491,352															491,352
Share-based compensation expense							4,113											$ 4,113
Foreign currency translation adjustment								(6,749)										(6,749)
Ending balance at Dec. 31, 2022			$ 3,715				8,942	(12,972)			194,424	(108,069)						86,040
Ending balance (in shares) at Dec. 31, 2022			26,289,087
Loss for period												(41,974)						$ (41,974)
Option exercises (in shares)																		0
Share-based compensation expense							(1,976)					1,976
Foreign currency translation adjustment								2,073										$ 2,073
Forfeited options							5,039											5,039
Ending balance at Dec. 31, 2023			$ 3,715				$ 12,005	$ (10,899)			$ 194,424	$ (148,067)						$ 51,178
Ending balance (in shares) at Dec. 31, 2023			26,289,087